GUARANTEE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
GUARANTEE LIABILITIES.
Schedule of movement of guarantee liabilities

RMB
As of January 1, 2020	2,148,402
Provision at the inception of new loans	6,921,127
Released into revenue	(4,896,032)
As of December 31, 2020	4,173,497

As of January 1, 2021	4,173,497
Provision at the inception of new loans	6,626,322
Released into revenue	(5,981,675)
As of December 31, 2021	4,818,144

Guarantee liabilities-contingent

RMB
As of January 1, 2020	2,687,275
Provision for contingent liabilities	4,794,127
Net payout (1)	(3,937,948)
As of December 31, 2020	3,543,454

As of January 1, 2021	3,543,454
Provision for contingent liabilities	3,078,224
Net payout (1)	(3,336,597)
As of December 31, 2021	3,285,081
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans

December 31, 2020 (RMB):	355,252	158,048	68,919	—	55,019,645	55,601,864
December 31, 2021 (RMB):	446,780	235,769	57,526	—	49,117,630	49,857,705